New accounting pronouncements	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2014-04, Receivables-Troubled Debt Restructuring by Creditors (SubTopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (“ASU 2014-04”)

The FASB issued ASU 2014-04 in January 2014 which clarifies when a creditor should be considered to have received physical possession of a residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized.

The amendments of this ASU clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

The amendment of this guidance requires interim and annual disclosures of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.

ASU 2014-04 is effective for annual periods, and interim periods within those years, beginning after December 15, 2014. The amendments in this ASU can be elected using either a modified retrospective transition method or a prospective transition method. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”)

The FASB issued ASU 2013-11 in July 2013 which requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. When a net operating loss, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purposes, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. Currently, there is no explicit guidance under U.S. GAAP on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendment of this guidance does not require new recurring disclosures.

ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes (“ASU 2013-10”)

The FASB issued ASU 2013-10 in July 2013 which permits the use of the Overnight Index Swap Rate (OIS), also referred to as the Fed Funds Effective Swap Rate as a U.S. GAAP benchmark interest rate for hedge accounting purposes under Topic 815. Currently, only the interest rates on direct Treasury obligations of the U.S. government (UST) and the London Interbank Offered Rate (LIBOR) swap rate are considered benchmark interest rates in the United States. This update also removes the restriction on using different benchmark rates for similar hedges. Including the Fed Funds Effective Swap Rate as an acceptable U.S. benchmark interest rate in addition to UST and LIBOR will provide risk managers with a more comprehensive spectrum of interest rate resets to utilize as the designated interest risk component under the hedge accounting guidance in Topic 815.

The amendments of this ASU are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.

The adoption of this guidance has not had a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2013-05, Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment Upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-05”)

The FASB issued ASU 2013-05 in March 2013 which clarifies the applicable guidance for the release of the cumulative translation adjustment. When a reporting entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity, the parent is required to apply the guidance in ASC subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets has resided.

For an equity method investment that is a foreign entity, the partial sale guidance in ASC Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this ASU clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date. Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

ASU 2013-05 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2014-04, Receivables-Troubled Debt Restructuring by Creditors (SubTopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (“ASU 2014-04”)

The FASB issued ASU 2014-04 in January 2014 which clarifies when a creditor should be considered to have received physical possession of a residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized.

The amendments of this ASU clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

The amendment of this guidance requires interim and annual disclosures of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.

ASU 2014-04 is effective for annual periods, and interim periods within those years, beginning after December 15, 2014. The amendments in this ASU can be elected using either a modified retrospective transition method or a prospective transition method. Early adoption is permitted.

The Corporation does not anticipate that the adoption of this guidance will have a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”)

The FASB issued ASU 2013-11 in July 2013 which requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. When a net operating loss, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purposes, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. Currently, there is no explicit guidance under U.S. GAAP on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendment of this guidance does not require new recurring disclosures.

ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes (“ASU 2013-10”)

The FASB issued ASU 2013-10 in July 2013 which permits the use of the Overnight Index Swap Rate (OIS), also referred to as the Fed Funds Effective Swap Rate as a U.S. GAAP benchmark interest rate for hedge accounting purposes under Topic 815. Currently, only the interest rates on direct Treasury obligations of the U.S. government (UST) and the London Interbank Offered Rate (LIBOR) swap rate are considered benchmark interest rates in the United States. This update also removes the restriction on using different benchmark rates for similar hedges. Including the Fed Funds Effective Swap Rate as an acceptable U.S. benchmark interest rate in addition to UST and LIBOR will provide risk managers with a more comprehensive spectrum of interest rate resets to utilize as the designated interest risk component under the hedge accounting guidance in Topic 815.

The amendments of this ASU are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.

The adoption of this guidance has not had a material effect on its consolidated statements of financial condition or results of operations.

FASB Accounting Standards Update 2013-05, Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment Upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-05”)

The FASB issued ASU 2013-05 in March 2013 which clarifies the applicable guidance for the release of the cumulative translation adjustment. When a reporting entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity, the parent is required to apply the guidance in ASC subtopic 830-30 to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets has resided.

For an equity method investment that is a foreign entity, the partial sale guidance in ASC Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this ASU clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date. Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

ASU 2013-05 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.